Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Indirect tax receivables and related prepaid expenses	$ 93,673	$ 67,408
Prepaid expenses	22,039	13,040
Derivative instruments asset	1,674	1,449
Other	9,084	2,716
Prepaid expenses and other current assets	$ 126,470	$ 84,613